Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.015 par value per share
Amount Registered | shares	9,244,698
Proposed Maximum Offering Price per Unit	1.27
Maximum Aggregate Offering Price	$ 11,740,766.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,621.40
Offering Note	(1) Represents the 244,698 shares of common stock previously issued to the selling shareholder named herein, and 9,000,000 shares of common stock that are issuable pursuant to a purchase agreement with the selling shareholder named herein.

(2) Estimated in accordance with Rule 457(c) under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Company’s common stock as reported on The Nasdaq Capital Market on September 30, 2025 (a date within five business days prior to the date of this registration statement).

(3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.